Stock-Based Compensation - Schedule of Share Based Compensation Restricted Stock Units Award Activity (Detail) - Restricted Stock Units (RSUs) [member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	$ 9.33	$ 12.08	$ 12.33
Granted	12.56	7.89	11.49
Cancelled	10.49	10.32	12.64
Vested	12.12	10.95	12.23
Ending balance	$ 9.60	$ 9.33	$ 12.08
Beginning balance	1,679,206	1,149,744	1,319,971
Granted	723,908	1,409,680	340,565
Vested	(1,001,635)	(419,367)	(362,577)
Cancelled	(136,776)	(460,851)	(148,215)
Ending balance	1,264,703	1,679,206	1,149,744